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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                ----------------

                                    FORM N-Q

                                ----------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09123

                                ----------------

                               AMIDEX Funds, Inc.
               (Exact name of registrant as specified in charter)

                                ----------------

2621 Van Buren Avenue             Norristown, PA               19403
     (Address of principal executive offices)                (Zip code)

                  Matrix Capital Group, 630 Fitzwatertown Road
                            Building A, Second Floor,
                           Willow Grove, PA 19090-1904
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-666-1330

                       Date of fiscal year end: 05/31/2006

                      Date of reporting period: 08/31/2005

                                ----------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

--------------------------------------------------------------------------------

AMIDEX(TM) Funds, Inc.
THE AMIDEX35(TM)  ISRAEL MUTUAL FUND
---------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2005 (Unaudited)

                                                 Shares          Value
                                              ------------   --------------

ISRAEL - 41.79%

COMMON STOCK - 41.79%

Banking & Insurance - 16.79%
Bank Hapoalim                                      187,228   $     690,318
Bank Leumi Le-Israel                               210,116         620,877
Clal Insurance Enterprise Holdings Ltd.              8,756         169,103
Israel Discount Bank Ltd. Class A *                147,810         207,497
Migdal Insurance Holdings Ltd.                     178,216         221,139
United Mizrahi Bank Ltd. *                          38,915         199,089
                                                             --------------
                                                                 2,108,023
                                                             --------------

Chemicals - 8.05%
Israel Chemicals Ltd.                              182,835         676,539
Makhteshim-Agan Industries Ltd.                     59,487         333,457
                                                             --------------
                                                                 1,009,996
                                                             --------------

Diversified Holdings - 10.48%
Africa Israel Investments Ltd.                       6,851         250,484
Clal Industries & Investments                       26,851         124,106
Discount Investment Corp.                            7,860         166,948
IDB Development Corp. Ltd.                           8,629         244,325
IDB Holding Corp. Ltd.                               6,490         137,219
Israel Corp. Ltd.                                    1,188         392,699
                                                             --------------
                                                                 1,315,781
                                                             --------------

Food - 1.15%
Osem Investment Ltd.                                16,670         144,909
                                                             --------------

Oil Companies - 1.42%
Delek Group Ltd.                                     1,564         177,687
                                                             --------------

Telecommunications - 3.90%
Bezeq Israeli Telecommunication Corp. Ltd. *       387,390         489,235
                                                             --------------

Total Common Stock (Cost $4,495,613)                             5,245,631
                                                             --------------

Total Israel (Cost $4,495,613)                               $   5,245,631
                                                             --------------

AMIDEX(TM) Funds, Inc.
THE AMIDEX35(TM)  ISRAEL MUTUAL FUND
---------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2005 (Unaudited)

                                                 Shares          Value
                                              ------------   --------------
UNITED STATES - 56.40%

COMMON STOCK - 54.24%

Computer Software - 21.11%
Amdocs Ltd. *                                       30,403   $     892,328
Check Point Software Technologies Ltd. *            36,995         834,607
DSP Group, Inc. *                                    4,705         119,836
M-Systems Flash Disk Pioneers Ltd. *                 5,000         132,050
Mercury Interactive Corp. *                         13,086         479,864
Verint Systems, Inc. *                               5,000         190,700
                                                             --------------
                                                                 2,649,385
                                                             --------------

Defense Equipment - 0.80%
Elbit Systems Ltd.                                   4,198         100,794
                                                             --------------

Digital Imaging - 2.39%
Electronics for Imaging, Inc. *                      8,428         166,875
Orbotech Ltd. *                                      5,382         132,882
                                                             --------------
                                                                   299,757
                                                             --------------

Electronic Equipment - 0.67%
Zoran Corp. *                                        5,300          83,528
                                                             --------------

Medical Products - 0.76%
Given Imaging Ltd. *                                 4,010          95,478
                                                             --------------

Pharmaceuticals - 18.97%
Perrigo Co.                                          1,204          17,253
Taro Pharmaceutical Industries Ltd. *                6,000         163,680
Teva Pharmaceutical Industries Ltd. ADR             67,816       2,199,951
                                                             --------------
                                                                 2,380,884
                                                             --------------

Telecommunications - 9.54%
Alvarion, Ltd. *                                     7,000          60,340
Comverse Technology, Inc. *                         28,977         747,027
ECI Telecom Ltd. *                                  16,000         122,560
Partner Communications ADR *                        33,100         268,110
                                                             --------------
                                                                 1,198,037
                                                             --------------

Total Common Stock (Cost $9,468,170)                         $   6,807,863
                                                             --------------

SHORT-TERM INVESTMENTS - 2.16%
First American Treasury Obligations
Fund, 2.77% ** (Cost $271,589)                     271,589         271,589
                                                             --------------

Total United States (Cost $9,739,759)                        $   7,079,452
                                                             --------------

AMIDEX(TM) Funds, Inc.
THE AMIDEX35(TM)  ISRAEL MUTUAL FUND
---------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2005 (Unaudited)

                                                 Shares          Value
                                              ------------   --------------

TOTAL INVESTMENTS
(COST $14,235,372) - 98.19%                                  $  12,325,083
OTHER ASSETS IN EXCESS OF
LIABILITIES, NET - 1.81%                                           226,987
                                                             --------------
NET ASSETS - 100%                                            $  12,552,070
                                                             ==============



* Non-income producing security.
** Rate shown represents the rate at August 31, 2005, is subject to change and resets daily.
  ADR - American Depository Receipt

AMIDEX(TM) Funds, Inc.
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
----------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2005 (Unaudited)

                                               Shares             Value
                                           -------------      --------------
COMMON STOCK - 76.59%

Biotechnology - 36.34%
Amgen, Inc. *                                        325      $      25,968
Biogen Idec, Inc. *                                  575             24,236
Chiron Corp. *                                       600             21,864
Enzon Pharmaceuticals, Inc. *                        100                699
Genentech, Inc. *                                  3,700            347,578
Genzyme Corp. *                                      646             45,976
Human Genome Sciences, Inc. *                        300              3,873
Immunomedics, Inc. *                                 100                176
Millennium Pharmaceuticals, Inc. *                   900              9,009
Myriad Genetics, Inc. *                              100              1,977
Protein Design Labs, Inc. *                          200              5,348
                                                              --------------
                                                                    486,704
                                                              --------------

Healthcare Products - 7.80%
Beckman Coulter, Inc.                                200             11,158
Cytyc Corp. *                                        400              9,980
Johnson & Johnson                                  1,000             63,390
Varian Medical Systems, Inc. *                       500             19,910
                                                              --------------
                                                                    104,438
                                                              --------------

Pharmaceuticals - 32.45%
Abbott Laboratories                                  600             27,078
Abgenix, Inc. *                                      200              2,198
AstraZeneca Plc. ADR                                 600             27,672
Bristol-Myers Squibb Co.                             600             14,682
Celgene Corp. *                                      600             30,120
Cell Therapeutics, Inc. *                            100                256
Elan Corp. Plc. ADR *                                100                891
Eli Lilly & Co.                                      400             22,008
Gilead Sciences, Inc. *                            1,300             55,900
GlaxoSmithKline Plc. ADR                           1,000             48,720
ImClone Systems, Inc. *                              300              9,816
Medarex, Inc. *                                      200              2,010
Medimmune, Inc. *                                    800             23,944
Merck & Co., Inc.                                    900             25,407
Novartis AG ADR                                    1,000             48,750
Pfizer, Inc.                                       2,000             50,940

AMIDEX(TM) Funds, Inc.
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
----------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
August 31, 2005 (Unaudited)

                                               Shares             Value
                                           -------------      --------------

QLT, Inc. *                                          100      $         873
Schering-Plough Corp.                                600             12,846
Valeant Pharmaceuticals International                200              3,996
Vertex Pharmaceuticals, Inc. *                       200              3,680
Wyeth                                                500             22,895
                                                              --------------
                                                                    434,682
                                                              --------------

TOTAL COMMON STOCK (Cost $844,573)                            $   1,025,824
                                                              --------------

SHORT-TERM INVESTMENTS - 8.19%
First American Government
Obligations Fund, 3.12% **                        54,850             54,850
First American Treasury
Obligations Fund, 2.77% **                        54,850             54,850
                                                              --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $109,700)                                                     109,700
                                                              --------------

TOTAL INVESTMENTS
(COST $954,273) - 84.78%                                      $   1,135,524
OTHER ASSETS IN EXCESS OF
LIABILITIES, NET - 15.22%                                           203,785
                                                              --------------
NET ASSETS - 100%                                             $   1,339,309
                                                              --------------


* Non-income producing security.
** Rate shown represents the rate at August 31, 2005, is subject to change and resets daily.
ADR - American Depository Receipt

Item 2. Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

            There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             AMIDEX Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Cliff Goldstein                         President
                         -------------------------------------------------------

Date 10/27/2005
    ----------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Larry E. Beaver, Jr.                    Treasurer
                         -------------------------------------------------------

Date 10/27/2005
    ----------------------------------------------------------------------------

By (Signature and Title)* /s/ Cliff Goldstein                         President
                         -------------------------------------------------------

Date 10/27/2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.